VALUE OF CHARTER PARTY CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Value of Favorable Charter Party Contracts
The value of favorable charter-out contracts is summarized as follows:

(in thousands of $)	2022	2021	2020
Opening balance	—	4,073	16,221
Amortization charge	—	(4,073)	(12,148)
Total	—	—	4,073
Less: current portion	—	—	(4,073)
Non-current portion	—	—	—